Derivative Instruments Derivative Instruments (Derivative Liabilities Offset in the Consolidated Balance Sheet) (Details) - Interest Rate Swap $ in Thousands	Dec. 31, 2016 USD ($)
Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 12
Derivative Liability	12
Derivative Liability, Fair Value of Collateral	23
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	23
Derivative Liability, Fair Value, Amount Offset Against Collateral	0
Customer Counterparties Loan Interest Rate Swap Liabilities | Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	7,360
Derivative Liability	7,360
Derivative Liability, Fair Value of Collateral	29,812
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	29,812
Derivative Liability, Fair Value, Amount Offset Against Collateral	0
Financial Institution Counterparties Loan Interest Rate Swap Liabilities | Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	8,111
Derivative Liability	8,111
Derivative Liability, Fair Value of Collateral	8,111
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	8,111
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 0